Document and Entity Information Document	Jun. 17, 2025
Cover [Abstract]
Entity Central Index Key	0001693317
Document Type	8-K
Document Period End Date	Jun. 17, 2025
Entity Registrant Name	CHENIERE CORPUS CHRISTI HOLDINGS, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-215435
Entity Tax Identification Number	47-1929160
Entity Address, Address Line One	845 Texas Avenue
Entity Address, Address Line Two	Suite 1250
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	375-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity Emerging Growth Company	false
Amendment Flag	false